Alston&Bird llp

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Washington, DC 20004-2601

202-239-3300

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www.alston.com

David J. Baum	Direct Dial: 202-239-3346	E-mail: david.baum@alston.com

December 17, 2014

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-2521

Re:	Wildermuth Endowment Strategy Fund Pre-Effective Amendment No. 3 to the Registration Statement on Form N-2 File Nos. 333-191152 & 811-22888

Ladies and Gentlemen:

On behalf of Wildermuth Endowment Strategy Fund (the “Fund”), accompanying this letter for filing under the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amened, is a copy of Pre-Effective Amendment No. 3 to the Fund’s Registration Statement on Form N-2. The purpose of this filing is to respond to SEC staff comments on Pre-Effective Amendment No. 2 and make certain other non-material changes with respect to the Fund. A comment response letter is being filed contemporaneously with this filing.

Please call me at (202) 239-3346 if you have any questions or comments regarding this filing.

Sincerely,

/s/ David J. Baum

David J. Baum

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